Discontinued Operation	12 Months Ended
Mar. 31, 2024
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

NOTE 4 - DISCONTINUED OPERATION

On December 16, 2020, Beijing Hexin Yongheng Technology Development Co., Ltd. (“Hexin Yongheng”), a wholly-owned subsidiary of the Company, Kuaishangche Automobile Leasing Co., Ltd. (“Kuaishangche”), a company not directly associated with the Company, Hexin E-Commerce Company Limited (“Hexin E-Commerce”), and individual shareholders of Hexin E-Commerce entered into an assignment and assumption agreement (the “Agreement”). Pursuant to the Agreement, Hexin Yongheng agreed to assign and transfer to Kuaishangche the control over Hexin E-Commerce, in exchange for cash consideration of RMB 5 million (US$726,781) (the “Disposition”). Upon the closing of the Disposition, Kuaishangche will become the primary beneficiary of and have control of Hexin E-Commerce, and as a result, assume all assets and liabilities of Hexin E-Commerce and subsidiaries owned or controlled by Hexin E-Commerce, excluding any rights, titles, interests or claims that Hexin E-Commerce may have in Wusu Hexin Yongheng Commercial and Trading Co., Ltd. (“Wusu Company”), shall remain as a consolidated variable interest entity of the Company. As a result of the Disposition, the Company will cease to conduct its P2P business and focus on developing and investing resources into its social e-commerce platform, Xaobai Maimai.

On May 10, 2023, Akso Health Group (the “Company” or the “Seller”), HX Asia Investment Limited, a British Virgin Islands company (“HX Asia”), HX China Investment Limited, a British Virgin Islands company (“HX China”), and Hexindai Hong Kong Limited, a Hong Kong company (“Hexindai” and together with HX Asia and HX China, the “Targets”), and Umbrella Capital Investment Co., Ltd, a British Virgin Islands company which is not affiliate of the Company of any of its directors or officers (the “Purchaser”) entered into certain share purchase agreement (the “Disposition SPA”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Targets in exchange for cash consideration of US$215,000 (the “Purchase Price”). Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Buyer will become the sole shareholder of the Targets and as a result, assume all assets and liabilities of the Targets and subsidiaries owned or controlled by the Target. As a result of the Disposition, the Company will cease to conduct its social E-commerce business and focus on developing and investing resources into its medical devices business.

The discontinued operation represents a strategic shift that has a major effect on the Company’s operations and financial results, which trigger discontinued operations accounting in accordance with FASB ASC 205-20-45. The assets and liabilities related to the discontinued operations are classified as assets/liabilities of discontinued operations as of March 31, 2024 and 2023, while results of operations related to the discontinued operations for the years ended March 31, 2024, 2023 and 2022, were reported as income (loss) from discontinued operations.

The results of discontinued operations for years ended March 31, 2024, 2023 and 2022 are as follows:

	For the years ended March 31,
	2024	2023	2022
	USD	USD	USD
Net Revenues	694	24,995	311,092
Operating costs and development	4,551	1,073,518	12,988,383
(Loss) income from discontinued operations	(3,857)	(1,048,522)	(12,677,291)
Other income (expense), net	(27)	12,885,134	(32,728)
(Loss) income before tax	(3,884)	11,836,612	(12,710,019)
Income tax provision	-	-	38,617
Net (loss) income from discontinued operations	(3,884)	11,836,612	(12,748,636)
Loss on sale of discontinued operations, net of taxes	(395,914)	-	-
Net income (loss) from discontinued operation	(399,798)	11,836,612	(12,748,636)

Assets and liabilities of the discontinued operations as of March 31, 2024 and 2023 are as follows:

	March 31,	March 31,
	2024	2023
	USD	USD
Cash and cash equivalents	-	1,268,235
Accounts receivable, net	-	10,062
Prepayments and other assets	-	44,004
Property, equipment and software, net	-	29,051
Current assets held for sale-discontinued operation	-	1,351,352

Accrued expenses and other current liabilities	-	737,693
Tax (benefit) payable	-	(32,210)
Amount due to related party	-	-
Total liabilities held for sale-discontinued operation	-	705,483

The calculation of loss on sale of discontinued operations, net of taxes illustrated as below:

May 19, 2023
USD
Cash and cash equivalents	1,030,377
Accounts receivable, net	9,508
Prepayments and other assets	241,025
Property, plant and equipment, net	24,998
Total assets	1,305,908

Account payable	662,648
Accrued expenses and other current liabilities	32,346
Total liabilities	694,994

Net assets	610,914
Consideration received	215,000
Loss on sale of discontinued operations, net of taxes	(395,914)